Contingencies (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Claims with possible chance of loss
Total	R$ 7,931,818	R$ 7,549,099
Tax
Claims with possible chance of loss
Total	6,048,462	6,307,214
Labor claims
Claims with possible chance of loss
Total	812,400	580,623
Civil claims
Claims with possible chance of loss
Total	693,188	494,965
Social security tax claims
Claims with possible chance of loss
Total	91,824	122,941
Other lawsuits
Claims with possible chance of loss
Total	R$ 285,944	R$ 43,356